Loss per Share - Summary of Basic Loss per Share (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share [abstract]
Loss attributable to owners of the Parent Company for the year	₩ (2,562,606,429,762)	₩ (2,733,741,837,803)	₩ (3,071,564,667,651)
Weighted-average number of common stocks outstanding	471,252,355	380,884,673	380,884,673
Basic loss per share	₩ (5,438)	₩ (7,177)	₩ (8,064)